Commitment to purchase natural gas (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Additional amount	$ 2,880
Description of maturity	January 2024 to August 2030
Description of contractual amendment	ranging from 4.2 million m³ per day to 12.6 million m³ per day (on a monthly basis)
Gas Supply Agreement [Member]
IfrsStatementLineItems [Line Items]
Additional amount	$ 3,040
Description of maturity	January 2024 to December 2027